Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 64,663,689.90
Previously Paid Amount	0.00
Total Fee Amount	8,930.06
Total Offset Amount	0.00
Net Fee	$ 8,930.06
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A